SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid research and development	$ 1,300,473	$ 2,124,008
Prepaid insurance	445,583	733,234
Other prepaid expenses	101,425	74,173
Total prepaid expenses and other current assets	$ 1,847,481	$ 2,931,415